Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 28, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Warranty Accrual

Changes in the carrying amount of the service and product warranty accrual are below (in millions):

Balance, December 31, 2013	$14.1
Net provisions for warranties issued	3.1
Net benefits for warranties existing at the beginning of the year	(2.2)
Payments related to the warranty accrual	(0.6)
Foreign currency translation	0.1

Balance, March 28, 2014	$14.5

Changes in the carrying amount of the service and product warranty accrual is below (in millions):

Balance, December 31, 2011	$11.5
Net provisions for warranties issued	5.8
Payments related to the warranty accrual	(4.7)
Foreign currency translation	0.2

Balance, December 31, 2012	12.8
Net provisions for warranties issued	5.6
Net benefits for warranties existing at the beginning of the year	(3.9)
Payments related to the warranty accrual	(0.9)
Foreign currency translation	0.5

Balance, December 31, 2013	$14.1

Schedule of Accrued Liabilities

Accrued liabilities consisted of the following (in millions):

	Dec 31, 2013	Dec 31, 2012
Payroll related accruals	$83.8	$83.5
Customers deposits and prepayments	93.2	113.8
Taxes other than income	36.5	45.2
Customer rebates	50.6	59.2
Insurance claims and related expenses	21.1	20.1
Current and deferred income tax liabilities	21.9	21.6
Derivative liability	7.0	8.8
Other accrued liabilities	120.8	143.9

Total	$434.9	$496.1